INVENTORIES	3 Months Ended
May 31, 2020
BUSINESS ACQUISITIONS
NOTE 3. INVENTORIES

Inventories consist of the following:

	As of
	May 31, 2020	February 29, 2020
Script development	$4,155,008	$2,235,979
Mobile audio games	2,905,270	1,215,000
Artwork	362,673	859,540
Total inventories	7,422,951	4,310,519